COMMITMENTS AND CONTINGENCIES (Lease Commitments) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Florida office and warehouse facilities [Member]	Oct. 31, 2013 Florida office and warehouse facilities [Member] sqft	Mar. 31, 2013 First one-year renewal option [Member]	Mar. 31, 2013 Second one-year renewal option [Member]	Mar. 31, 2013 Third one-year renewal option [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum annual rentals			$ 144,000		$ 151,200	$ 158,760	$ 174,636
Number of one-year renewal options			3
Additional square footage				2,200
Additional annual rental payment				18,000
2014	56,400
Total	56,400
Rent expense	$ 162,498	$ 152,640